Income Taxes - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [line items]
Unrecognized deferred tax liabilities	$ 8,762,000,000	$ 5,212,000,000	$ 13,187,000,000
NOLs usage limit	30.00%
Brazil
Major Components Of Tax Expense Income [line items]
Recoverable taxes	$ 1,243,000,000	$ 2,523,000,000
Average federal production and federal sales tax	16.20%